Accounts Payable and Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

Note 6 – Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consisted of the following at March 31, 2022 and 2021:

	March 31,	December 31,
	2022	2021
Trade accounts payable	4,890,066	3,933,305
Accrued payroll and payroll taxes	96,641	23,554
Other	17,928	19,205
Total accounts payable and accrued liabilities	5,004,635	3,976,064

Note 6 – Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consisted of the following at December 31, 2021 and 2020:

	December 31,	December 31,
	2021	2020
Trade accounts payable	3,933,305	824,405
Accrued payroll and payroll taxes	23,554	244,926
Other	19,205	-
Total accounts payable and accrued liabilities	3,976,064	1,069,331